Summary of Significant Accounting Policies (Details) - USD ($)			12 Months Ended
	Jan. 03, 2023	Dec. 20, 2022	Dec. 31, 2023	Dec. 31, 2022	Oct. 29, 2021
Summary of Significant Accounting Policies [Line Items]
Restricted cash			$ 0	$ 41,665,974
Shareholder redemption liability				27,842,747
FDIC coverage limit amount			250,000
Unrecognized tax benefits
Payment of interest and penalties
Valuation allowance			$ 607,516	$ 596,692
Common stock subject to possible redemption (in Shares)			764,957	1,288,298
Over-Allotment Option [Member]
Summary of Significant Accounting Policies [Line Items]
Offering costs			$ 12,729,318
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Accumulated deficit			$ 244,777
Number of shares redeemed (in Shares)	2,581,004	16,211,702
Subject to possible redemption per share (in Dollars per share)		$ 10.2
Class A common stock totaling	$ 26,481,101
True-up payment	1,361,646
Shareholder redemption liability	$ 27,842,747
Purchase of aggregate shares (in Shares)					9,192,500
Price per share (in Dollars per share)					$ 11.5
Shares of common stock underlying (in Shares)			9,192,500